Segmented Information - Segment Results by Geographical Area (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total revenue	$ 41,900	$ 38,796
Asset Management
Disclosure of operating segments [line items]
Total revenue	6,863	6,672
Asset Management | United States
Disclosure of operating segments [line items]
Total revenue	6,101	5,995
Asset Management | UNITED KINGDOM
Disclosure of operating segments [line items]
Total revenue	229	245
Asset Management | Canada
Disclosure of operating segments [line items]
Total revenue	292	282
Asset Management | Other countries
Disclosure of operating segments [line items]
Total revenue	241	150
Corporate
Disclosure of operating segments [line items]
Total revenue	361	404
Corporate | United States
Disclosure of operating segments [line items]
Total revenue	174	180
Corporate | UNITED KINGDOM
Disclosure of operating segments [line items]
Total revenue	0	0
Corporate | Canada
Disclosure of operating segments [line items]
Total revenue	7	53
Corporate | Other countries
Disclosure of operating segments [line items]
Total revenue	$ 180	$ 171